Annual Total Returns - Fidelity Freedom Blend 2010 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2010 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2010 Fund- Retail
Bar Chart Table:
Annual Return 2019	14.47%
Annual Return 2020	10.58%
Annual Return 2021	5.16%